Income Taxes - Summary of Reconciliation of Effective Tax Rate with Aggregated Weighted Nominal Tax Rate (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Income Taxes [line items]
Profit/(loss) before tax	$ 8,765	$ 5,972
Deduct share of results of associates	148	135
Deduct exceptional share of results of associates	0	9
Profit before tax and before share of results of associates	8,617	5,828
Adjustments to the tax basis
Government incentives	(57)	(60)
Non-deductible/(non-taxable) mark-to-market on derivatives	(2,033)	(339)
Other expenses not deductible for tax purposes	705	534
Other non-taxable income	(148)	(348)
Adjusted tax basis	$ 7,084	$ 5,616
Aggregate weighted nominal tax rate	26.40%	26.20%
Tax at aggregated nominal tax rate	$ (1,871)	$ (1,471)
Adjustments on tax expense
Recognition/(de-recognition) of deferred tax assets on tax losses (carried forward)	(2)	(56)
(Underprovided)/overprovided in prior years	16	20
Deductions from interest on equity	148	102
Deductions from goodwill and other tax deductions	331	260
Withholding taxes	(283)	(253)
Other tax adjustments	(43)	(7)
Total tax expense	$ (1,704)	$ (1,404)
Effective tax rate	19.80%	24.10%